As Filed with the Securities and Exchange Commission on May 17, 2011.

Registration No.: 2-44752

811-2297

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. [ ]
Post-Effective Amendment No. [64]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. [64]

STRATTON MULTI-CAP FUND, INC.

(Exact Name of Registrant as Specified in Charter)

610 W. Germantown Pike, Suite 300,

Plymouth Meeting, PA 19462-1050

(Address of Principal Executive Offices including Zip Code)

(610) 941-0255

(Registrant’s Telephone Number, including Area Code)

Patricia L. Sloan, Secretary/Treasurer

Stratton Multi-Cap Fund, Inc.

610 W. Germantown Pike, Suite 300

Plymouth Meeting, PA 19462-1050

(Name and Address of Agent for Service)

With copies to:

Joshua B. Deringer, Esq.

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

(215) 988-2700

It is proposed that this filing will become effective (check appropriate box):

☒	immediately upon filing pursuant to paragraph (b)

☐	on (date) pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Shares of Common Stock

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (“1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Plymouth Meeting and the Commonwealth of Pennsylvania on the 17th day of May, 2011.

STRATTON MULTI-CAP FUND, INC. Registrant

/s/ James A. Beers
James A. Beers, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 64 to the Registration Statement of Stratton Multi-Cap Fund, Inc. has been signed below by the following persons in the capacities and on the date indicated.

Signature	Capacity	Date

/s/ John A. Affleck	Chairman, Chief Executive	May 17, 2011
John A. Affleck	Officer and Director

*Bernard A. Francis, Jr.	Director	May 17, 2011
Bernard A. Francis, Jr.

*Brian G. Peirce	Director	May 17, 2011
Brian G. Peirce

*Lois Rothenberger	Director	May 17, 2011
Lois Rothenberger

*Frank Thomas	Director	May 17, 2011
Frank Thomas

*H. Drake Williams, Jr.	Director	May 17, 2011
H. Drake Williams, Jr.

*Joel H. Wilson	Director	May 17, 2011
Joel H. Wilson

*Harold L. Zuber, Jr.	Director	May 17, 2011
Harold L. Zuber, Jr.

/s/ Patricia L. Sloan	Secretary and	May 17, 2011
Patricia L. Sloan	Treasurer

/s/ James A. Beers	President and	May 17, 2011
James A. Beers	Chief Financial Officer

* By:	/s/ James A. Beers
Attorney-in-Fact (pursuant to Power of Attorney)

SCHEDULE OF EXHIBITS TO FORM N-1A

Stratton Multi-Cap Fund, Inc.

Exhibit Number	Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase